Commitments and contingencies - Schedule of Provision for Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss contingency accrual
Balance at beginning of period	$ 52,745	$ 40,678	$ 35,083
Accruals, net	24,260	27,041	22,555
Settlements	(22,022)	(16,224)	(13,788)
Reclassifications and increase of judicial deposits	553	1,094	(131)
Translation	3,650	156	(3,041)
Balance at end of period	59,186	52,745	40,678
Judicial deposits
Balance at beginning of period	(7,906)	(6,592)	(8,135)
Accruals, net	0	0	0
Settlements	0	0	0
Reclassifications and increase of judicial deposits	80	(953)	1,030
Translation	(741)	(361)	513
Balance at end of period	(8,567)	(7,906)	(6,592)
Provision for contingencies
Balance at beginning of period	44,839	34,086	26,948
Accruals, net	24,260	27,041	22,555
Settlements	(22,022)	(16,224)	(13,788)
Reclassifications and increase of judicial deposits	633	141	899
Translation	2,909	(205)	(2,528)
Balance at end of period	50,619	44,839	34,086
Tax contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	28,505	16,642	10,662
Accruals, net	10,697	11,166	7,472
Settlements	(151)	(12)	0
Reclassifications and increase of judicial deposits	0	0	(517)
Translation	1,532	709	(975)
Balance at end of period	40,583	28,505	16,642
Labor contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	14,095	13,270	14,514
Accruals, net	14,231	12,426	11,319
Settlements	(17,377)	(13,449)	(12,080)
Reclassifications and increase of judicial deposits	556	1,094	522
Translation	1,169	754	(1,005)
Balance at end of period	12,674	14,095	13,270
Other
Loss contingency accrual
Balance at beginning of period	10,145	10,766	9,907
Accruals, net	(668)	3,449	3,764
Settlements	(4,494)	(2,763)	(1,708)
Reclassifications and increase of judicial deposits	(3)	0	(136)
Translation	949	(1,307)	(1,061)
Balance at end of period	$ 5,929	$ 10,145	$ 10,766